                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: DECEMBER 31, 2010

Check here if Amendment [ ]; Amendment Number : ______
This Amendment:      [ ] is a restatement
                     [ ] adds new holdings entries


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:      Prosperity Capital Management Limited

Address:   P.O. Box 10448
           Suite 204, The Crighton Building
           256 Crewe Rd
           Grand Cayman, KY1-1004
           Cayman Islands

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Oliver J. Sinton
Title: Managing Director
Phone: +1 345 745 8503

SIGNATURE, PLACE AND DATE OF SIGNING:

                        George Town, Cayman
/s/Oliver J. Sinton           Islands            21 March 2011
-------------------     -------------------    ------------------
     Signature             City, State               Date


REPORT TYPE:

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of other included managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $192,106
                                         (thousands)


LIST OF OTHER INCLUDED MANAGERS:

None

                           FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7            COLUMN 8
---------------------  ---------  ---------  --------  --------------------  ----------  --------  ----------------------------
                        TITLE OF                VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP  (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS       SOLE  SHARED      NONE
---------------------  ---------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ---------
CENTRAL EUROPEAN DIST
  CORP                       COM  153435102    32,278  1,414,099   SH   ---     DEFINED      NONE  1,117,814     ---    296,285
MOBILE TELESYSTEMS     SPONSORED
  OJSC                       ADR  607409109    35,063  1,680,070   SH   ---     DEFINED      NONE  1,680,070     ---        ---
                       SPONSORED
VIMPELCOM LTD.               ADR  92719A106   124,765  8,295,539   SH   ---     DEFINED      NONE  7,010,939     ---  1,284,600
